(Loss) earnings per share (“EPS”)	12 Months Ended
Mar. 31, 2026
(Loss) Earnings Per Share
(Loss) earnings per share (“EPS”)

Note 18 – (Loss) earnings per share (“EPS”)

The basic (loss) earnings per share is calculated as the net (loss) income for the year attributable to ordinary shareholders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the year.

The diluted (loss) earnings per share is calculated as the net income for the year attributable to ordinary shareholders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of preferred shares being convertible to ordinary shares (details were discussed in Note 13 above).

The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	For the years ended March 31,
	2026	2025	2024
Basic (loss) earnings per share computation:
Numerator:
Net (loss) income available to ordinary shareholders	$(1,152,103)	$1,780,026	$1,083,700
Denominator:
Weighted average ordinary shares outstanding – basic	11,398,479	10,417,000	10,044,434
Basic (loss) earnings per share	(0.10)	0.17	0.11

Diluted (loss) earnings per share computation:
Numerator:
Net (loss) income available to ordinary and preferred shareholders	$(1,152,103)	$1,780,026	$1,083,700
Denominator:
Weighted average ordinary shares outstanding – basic	11,398,479	10,417,000	10,044,434
Convertible preferred shares - dilutive	- *	1,000,000	1,000,000
Weighted average ordinary shares outstanding – diluted	11,398,479	11,417,000	11,044,434
Diluted (loss) earnings per share	(0.10)	0.16	0.1

*	For the year ended March 31, 2026, the Company had 1,000,000 preferred shares being convertible to ordinary shares which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the year presented, as their effects would have been anti-dilutive.